14. Loans, Debentures, and Finance Leases (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Equipment and intangible assets, net of depreciation and amortization		R$ 17,301
Financing (present value)		48,716
Current	R$ 2,710	2,615
Non-current	45,805	46,101
LPG bottling facilities
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Equipment and intangible assets, net of depreciation and amortization	15,732	17,078
Financing (present value)	48,515	48,566
Current	2,710	2,465
Non-current	R$ 45,805	46,101
Software
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Equipment and intangible assets, net of depreciation and amortization		223
Financing (present value)		150
Current		150
Non-current		R$ 0